Right-of-use-assets - Summary of Breakdown of Right-of-use Assets Based on Geographical Location (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 44,378	€ 50,444	€ 42,825
United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	21,810	25,901
Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,008	12,523
Spain [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,424	2,548
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,591	6,126
China [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,923	417
Other countries [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 1,622	€ 2,929